Investment Strategy - BlackRock Mid-Cap Value Fund	Apr. 30, 2026
Investor A, C, Institutional and Class R
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in value equity securities of mid cap companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Under normal market conditions, the Fund intends to invest primarily in dividend-paying securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. For purposes of the Fund’s 80% policy, mid cap value equity securities are equity securities that (i) at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (“the Russell Midcap Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000 Value Index, the S&P Composite 1500 Value Index and the MSCI World Value Index. The Russell Midcap Value Index is an index that measures the performance of the mid-cap value segment of the U.S. equity universe, with companies that have market capitalizations between approximately $1.99 billion and $93.20 billion as of July 31, 2026. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap value equity securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.
The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The 80% policy noted above is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund intends to invest primarily in dividend-paying securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. For purposes of the Fund’s 80% policy, mid cap value equity securities are equity securities that (i) at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (“the Russell Midcap Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000 Value Index, the S&P Composite 1500 Value Index and the MSCI World Value Index. The Russell Midcap Value Index is an index that measures the performance of the mid-cap value segment of the U.S. equity universe, with companies that have market capitalizations between approximately $1.99billion and $93.20 billion as of July 31, 2026. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap value equity securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The 80% policy noted above is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in value equity securities of mid cap companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
Class K
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in value equity securities of mid cap companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. Under normal market conditions, the Fund intends to invest primarily in dividend-paying securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. For purposes of the Fund’s 80% policy, mid cap value equity securities are equity securities that (i) at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (“the Russell Midcap Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000 Value Index, the S&P Composite 1500 Value Index and the MSCI World Value Index. The Russell Midcap Value Index is an index that measures the performance of the mid-cap value segment of the U.S. equity universe, with companies that have market capitalizations between approximately $1.99 billion and $93.20 billion as of July 31, 2026. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap value equity securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.
The Fund may also invest in securities convertible into common stock and non-convertible preferred stock. Convertible securities are generally debt securities or preferred stock that may be converted into common stock. Convertible securities typically pay current income as either interest (debt security convertibles) or dividends (preferred stock). A convertible security’s value usually reflects both the stream of current income payments and the market value of the underlying common stock. Preferred stock is a class of stock that often pays dividends at a specified rate and has preference over common stock in dividend payments and liquidation of assets. Preferred stock may also be convertible into common stock.
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The 80% policy noted above is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund intends to invest primarily in dividend-paying securities. Equity securities include common stock, preferred stock or securities or other instruments whose price is linked to the value of common stock. The Fund may also purchase convertible securities. For purposes of the Fund’s 80% policy, mid cap value equity securities are equity securities that (i) at the time of purchase have market capitalizations in the range of companies included in the Russell Midcap Value Index (“the Russell Midcap Value Index”) and (ii) are included within at least one value index, as determined by BlackRock (the “Value Indices”). Currently, such Value Indices are the Russell 3000 Value Index, the S&P Composite 1500 Value Index and the MSCI World Value Index. The Russell Midcap Value Index is an index that measures the performance of the mid-cap value segment of the U.S. equity universe, with companies that have market capitalizations between approximately $1.99billion and $93.20 billion as of July 31, 2026. The Fund will focus on issuers that have good prospects for capital appreciation and current income. Although the Fund invests primarily in dividend-paying securities, portions of the distributions paid by the Fund may not be subject to the lower income tax rates applicable to dividends. While the Fund will invest at least 80% of its assets in mid cap value equity securities, the Fund may invest in securities of companies with any market capitalization. The Fund’s portfolio, in the aggregate, will be structured in a manner designed to seek long-term capital appreciation as well as net portfolio yield in excess of the average yield of mutual funds invested primarily in U.S. equities.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]
The Fund may invest up to 25% of its total assets in securities of foreign issuers. The Fund may invest in securities from any country. The Fund may invest in securities denominated in both U.S. dollars and non-U.S. dollar currencies. The 80% policy noted above is a non-fundamental policy of the Fund and may not be changed without 60 days’ prior notice to shareholders.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets plus the amount of any borrowings for investment purposes in value equity securities of mid cap companies and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.